Subsequent Events	6 Months Ended
Jun. 30, 2015
Subsequent Events [Abstract]
Subsequent Events

12.Subsequent Events

(a) On July 7, 2015, the Company paid $46,488 to a lender in full repayment of the outstanding balance of a loan facility relating to the financing of the vessels Socrates and Selecao amounting to $49,800 at June 30, 2015.

(b) On July 9, 2015, it was announced that the Board of Directors had declared a quarterly dividend of $0.50 per share on the Company’s 8% Series B Cumulative Redeemable Perpetual Preferred Shares, which was paid on July 30, 2015. Also on July 9, 2015, it was announced that the Board of Directors had declared a quarterly dividend of $0.55469 per share on the Company’s 8.875% Series C Cumulative Redeemable Perpetual Preferred Shares, which was paid on July 30, 2015. Each dividend is for the period from April 30, 2015 through July 29, 2015.

(c) On July 10, 2015, the Company agreed to acquire two suezmax tankers built in 2009 and 2012 respectively, for a total price of $121,000. The vessels are expected to be delivered in the fourth quarter of 2015.

(d) On July 16, 2015 and July 17, 2015, the handysize tanker Delphi and the suezmax tanker Triathlon respectively were delivered to their new owners. The vessels were sold to a related company for $43,000 in total. On the same dates, the Company repaid an amount of $23,193 in total on two group loan facilities relating to the vessels sold (Note 3, Note 5).

(e) On July 29, 2015, the Company signed a loan agreement for the re-financing of Socrates and Selecao. On the same date, the Company drew down the full amount of $46,217.

(f) On July 22, 2015, the Company agreed to acquire the new building contracts for two VLCC tankers with expected delivery in 2016. The total consideration was $39,662, of which $13,955 was paid in cash and the remaining $25,707 was in the form of 2,626,357 common shares, issued to the sellers of the vessels at a value of $9.7881 per share. The Company assumed  the remaining payment obligations to the shipyard totaling $154,251.

(g) On July 31, 2015, the Company’s Board of Directors declared a dividend of $0.06 per common share outstanding, to be paid on December 15, 2015 to shareholders of record as of December 9, 2015.

(h) On August 13, 2015, it was announced that the Board of Directors had declared the first dividend of $0.72309 per share on the Company’s 8.75% Series D Cumulative Redeemable Perpetual Preferred Shares, for the period from the original issuance of the Series D preferred shares on April 29, 2015 through August 27, 2015. The dividend was paid on August 28, 2015 to shareholders of record as of August 25, 2015.